EQUITY INCOME FUND
RISK/RETURN
Investment Objective
The fund seeks current income.
Capital appreciation is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund's B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EQUITY INCOME FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	none	none	none	5.00%	1.00%	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EQUITY INCOME FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS
Management Fee	0.95%	0.75%	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.96%	0.76%	1.21%	1.96%	1.96%	1.46%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EQUITY INCOME FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	98	306	532	1,178
INSTITUTIONAL CLASS	78	243	423	943
A CLASS	691	938	1,202	1,956
B CLASS	599	916	1,158	2,089
C CLASS	199	616	1,058	2,282
R CLASS	149	462	798	1,745

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
EQUITY INCOME FUND B CLASS	199	616	1,058	2,089

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 146% of the average value of its portfolio.

Principal Investment Strategies
The portfolio managers look for equity securities of companies with a favorable income-paying history that have prospects for income payments to continue or increase. The portfolio managers also look for equity securities of companies that they believe are undervalued and have the potential for an increase in price. To identify these undervalued companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected in the companies’ stock prices or may be outside the companies’ historical ranges.

The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Principal Risks
•	Discontinuance of Dividend Payments – If the stocks purchased by the fund do not continue dividend payments, the value of the fund’s shares may decline, even if stock prices generally are rising.
•	Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•
Convertible Securities Risk – The fund invests in convertible securities, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•	Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.
•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Lipper Equity Income Funds Index, which is a non-weighted index of the 30 largest equity income mutual funds and is included to show how the fund’s performance compares with other funds having similar investment objectives and strategies. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Annual Total Returns

Highest Performance Quarter (2Q 2003): 13.63%

Lowest Performance Quarter (4Q 2008): -11.31%

As of June 30, 2011, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 4.56%.

Average Annual Total Returns For the calendar year ended December 31, 2010
Average Annual Total Returns EQUITY INCOME FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
INVESTOR CLASS		13.29%	4.33%	6.47%		Aug. 01, 1994
INVESTOR CLASS After Taxes on Distributions		12.71%	3.06%	5.15%
INVESTOR CLASS After Taxes on Distributions and Sales		9.20%	3.31%	5.09%
INSTITUTIONAL CLASS		13.51%	4.53%	6.68%		Jul. 08, 1998
A CLASS	[1]	6.51%	2.84%	5.58%		Mar. 07, 1997
B CLASS		8.14%			(2.75%)	Sep. 28, 2007
C CLASS		11.99%	3.29%		5.18%	Jul. 13, 2001
R CLASS		12.74%	3.81%		5.91%	Aug. 29, 2003
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		16.23%	1.45%	3.63%
Lipper Equity Income Funds Index (reflects no deduction for taxes)		14.04%	2.15%	2.86%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EQUITY INDEX FUND
RISK/RETURN
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EQUITY INDEX FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EQUITY INDEX FUND	INVESTOR CLASS	INSTITUTIONAL CLASS
Management Fee	0.49%	0.29%
Distribution and Service (12b-1) Fees	none	none
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.50%	0.30%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EQUITY INDEX FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	51	161	280	629
INSTITUTIONAL CLASS	31	97	169	381

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies
The portfolio managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match, as closely as possible, the investment characteristics and results of the S&P 500® Composite Price Index (S&P 500 Index). To build this portfolio, the portfolio managers must invest at least 80% of the fund’s assets in the equity securities contained in the S&P 500 Index in accordance with their weightings in the index.

The fund’s ability to match the performance of the S&P 500 Index may be affected by many factors. The portfolio managers will use cash flows from purchase and redemption activity to maintain, to the extent feasible, the similarity of the fund’s portfolio to the investment characteristics of the S&P 500 Index.

Principal Risks
•
Nondiversification – The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. Though the fund intends to be diversified to the same extent as the S&P 500 Index, because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers.

•
Concentration – Because of the composition of the S&P 500, it is possible that the fund may be concentrated in the same industry or economic sector. As a result, the fund may be subject to greater risks and market fluctuations than funds investing in a broader range of industries.

•	Passive Management – The fund does not attempt to select securities individually based on their fundamental characteristics. The fund is managed by seeking to replicate the S&P 500 Index.
•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Annual Total Returns

Highest Performance Quarter (2Q 2009): 15.67%

Lowest Performance Quarter (4Q 2008): -22.09%

As of June 30, 2011, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 5.85%.

Average Annual Total Returns For the calendar year ended December 31, 2010
Average Annual Total Returns EQUITY INDEX FUND	1 Year	5 Years	10 Years
INVESTOR CLASS	14.66%	1.86%	0.97%
INVESTOR CLASS After Taxes on Distributions	14.36%	1.59%	0.70%
INVESTOR CLASS After Taxes on Distributions and Sales	9.90%	1.57%	0.76%
INSTITUTIONAL CLASS	14.89%	2.03%	1.16%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

LARGE COMPANY VALUE FUND
RISK/RETURN
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund's B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LARGE COMPANY VALUE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	none	none	none	5.00%	1.00%	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LARGE COMPANY VALUE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS
Management Fee	0.86%	0.66%	0.86%	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.87%	0.67%	1.12%	1.87%	1.87%	1.37%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example LARGE COMPANY VALUE FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	89	278	483	1,073
INSTITUTIONAL CLASS	69	215	374	835
A CLASS	683	911	1,157	1,860
B CLASS	590	889	1,112	1,993
C CLASS	190	589	1,012	2,188
R CLASS	140	435	751	1,645

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
LARGE COMPANY VALUE FUND B CLASS	190	589	1,012	1,993

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The fund invests primarily in larger companies. Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in equity securities of companies comprising the Russell 1000® Index.

The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria.

Principal Risks
•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•	Foreign Securities — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.
•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Annual Total Returns

Highest Performance Quarter (2Q 2003): 17.47%

Lowest Performance Quarter (4Q 2008): -21.26%

As of June 30, 2011, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 4.93%.

Average Annual Total Returns For the calendar year ended December 31, 2010
Average Annual Total Returns LARGE COMPANY VALUE FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
INVESTOR CLASS		10.93%	(0.10%)	3.57%		Jul. 30, 1999
INVESTOR CLASS After Taxes on Distributions		10.65%	(0.58%)	3.09%
INVESTOR CLASS After Taxes on Distributions and Sales		7.44%	(0.09%)	3.00%
INSTITUTIONAL CLASS		11.35%	0.13%		3.12%	Aug. 10, 2001
A CLASS	[1]	4.47%	(1.53%)	2.70%		Oct. 26, 2000
B CLASS		6.01%	(1.30%)		4.78%	Jan. 31, 2003
C CLASS		10.03%	(1.06%)		2.57%	Nov. 07, 2001
R CLASS		10.58%	(0.56%)		3.52%	Aug. 29, 2003
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		15.51%	1.28%	3.26%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

MID CAP VALUE FUND
RISK/RETURN
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MID CAP VALUE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	none	none	none	1.00%	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MID CAP VALUE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Management Fee	1.00%	0.80%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	0.81%	1.26%	2.01%	1.51%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MID CAP VALUE FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	103	322	559	1,236
INSTITUTIONAL CLASS	83	259	450	1,002
A CLASS	696	952	1,228	2,010
C CLASS	204	632	1,084	2,334
R CLASS	154	478	824	1,800

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies (in terms of market capitalization). The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.

The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Principal Risks
•	Mid Cap Stocks – The mid-sized companies in which the fund invests may present greater opportunities for capital growth than larger companies, but also may be more volatile and present greater risks.
•	Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•	Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.
•	IPO Risk – The fund’s performance may be affected by investments in initial public offerings.
•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Annual Total Returns

Highest Performance Quarter (3Q 2009): 17.59%

Lowest Performance Quarter (4Q 2008): -18.96%

As of June 30, 2011, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 3.83%.

Average Annual Total Returns For the calendar year ended December 31, 2010
Average Annual Total Returns MID CAP VALUE FUND		1 Year	5 Years	Since Inception	Inception Date
INVESTOR CLASS		19.57%	6.76%	8.94%	Mar. 31, 2004
INVESTOR CLASS After Taxes on Distributions		19.22%	5.62%	7.51%
INVESTOR CLASS After Taxes on Distributions and Sales		13.12%	5.31%	7.08%
INSTITUTIONAL CLASS		19.80%	6.97%	9.50%	Aug. 02, 2004
A CLASS	[1]	12.46%	5.25%	6.59%	Jan. 13, 2005
C CLASS	[2]	18.31%	5.70%	7.85%	Mar. 01, 2010
R CLASS		18.97%	6.23%	5.92%	Jul. 29, 2005
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)		24.75%	4.08%	7.36%
[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[2]	Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

NT MID CAP VALUE FUND
RISK/RETURN
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	NT MID CAP VALUE FUND INSTITUTIONAL CLASS
Management Fee	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
NT MID CAP VALUE FUND INSTITUTIONAL CLASS	83	259	450	1,002

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies (in terms of market capitalization). The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.

The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

Principal Risks
•	Mid Cap Stocks – The mid-sized companies in which the fund invests may present greater opportunities for capital growth than larger companies, but also may be more volatile and present greater risks.
•	Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•	Tobacco Exclusion – The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.
•	Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.
•	IPO Risk – The fund’s performance may be affected by investments in initial public offerings.
•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Annual Total Returns

Highest Performance Quarter (3Q 2009): 17.60%

Lowest Performance Quarter (4Q 2008): -18.76%

As of June 30, 2011, the most recent calendar quarter end, the fund’s Institutional Class year-to-date return was 4.02%.

Average Annual Total Returns For the calendar year ended December 31, 2010
Average Annual Total Returns NT MID CAP VALUE FUND	1 Year	Since Inception	Inception Date
INSTITUTIONAL CLASS	20.01%	5.91%	May 12, 2006
INSTITUTIONAL CLASS After Taxes on Distributions	18.23%	4.61%
INSTITUTIONAL CLASS After Taxes on Distributions and Sales	14.00%	4.50%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	24.75%	2.54%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

NT LARGE COMPANY VALUE FUND
RISK/RETURN
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	NT LARGE COMPANY VALUE FUND INSTITUTIONAL CLASS
Management Fee	0.66%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.67%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
NT LARGE COMPANY VALUE FUND INSTITUTIONAL CLASS	69	215	374	835

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The fund invests primarily in larger companies. Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in equity securities of companies comprising the Russell 1000® Index.

The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria.

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

Principal Risks
•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•	Tobacco Exclusion — The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.
•	Foreign Securities — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.
•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Annual Total Returns

Highest Performance Quarter (2Q 2009): 16.37%

Lowest Performance Quarter (4Q 2008): -21.23%

As of June 30, 2011, the most recent calendar quarter end, the fund’s Institutional Class year-to-date return was 4.83%.

Average Annual Total Returns For the calendar year ended December 31, 2010
Average Annual Total Returns NT LARGE COMPANY VALUE FUND	1 Year	Since Inception	Inception Date
INSTITUTIONAL CLASS	11.00%	(1.30%)	May 12, 2006
INSTITUTIONAL CLASS After Taxes on Distributions	10.73%	(1.66%)
INSTITUTIONAL CLASS After Taxes on Distributions and Sales	7.48%	(1.12%)
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	(0.41%)
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.27%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

REAL ESTATE FUND
RISK/RETURN
Investment Objective
The fund seeks high total investment return through a combination of capital appreciation and current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund's B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees REAL ESTATE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	none	none	none	5.00%	1.00%	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses REAL ESTATE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS
Management Fee	1.15%	0.95%	1.15%	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.16%	0.96%	1.41%	2.16%	2.16%	1.66%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example REAL ESTATE FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	118	369	639	1,409
INSTITUTIONAL CLASS	98	306	532	1,178
A CLASS	711	996	1,302	2,168
B CLASS	620	977	1,260	2,300
C CLASS	220	677	1,160	2,489
R CLASS	169	524	903	1,964

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
REAL ESTATE FUND B CLASS	220	677	1,160	2,300

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 238% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its assets in equity securities issued by real estate investment trusts and companies engaged in the real estate industry. A company is considered a real estate company if, in the opinion of the portfolio manager, at least 50% of its revenues or 50% of the market value of its assets at the time the securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate. The portfolio manager looks for real estate securities he believes will provide superior returns to the fund, focusing on companies with the potential for stock price appreciation, plus sustainable growth of cash flow to investors.

The portfolio manager uses the following investment techniques to help construct the portfolio: 1) top down investment research, 2) property sector research that allows the manager to allocate assets among securities with exposure to different segments of the real estate market, 3) bottom up fundamental stock research, and 4) benchmark sensitive portfolio construction that reflects the securities that comprise, and the individual weights within, the MSCI US REIT Index. Of these techniques, the portfolio manager places particular emphasis on property sector research. These techniques also help the portfolio manager sell the stocks of companies whose fundamentals are no longer attractively priced.

Because the fund is nondiversified and its investment strategy is concentrated in real estate securities, the fund may hold a relatively small number of security positions compared to other diversified funds that hold securities in a broader range of industries.

Principal Risks
•
Real Estate Investing – An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk.

•
Nondiversification – The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have greater impact on the fund’s share price than would be the case in a diversified fund.

•
Concentration – Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a portfolio investing in a broader range of industries.

•	Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.
•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Annual Total Returns

Highest Performance Quarter (3Q 2009): 33.22%

Lowest Performance Quarter (4Q 2008): -43.81%

As of June 30, 2011, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 11.50%.

Average Annual Total Returns For the calendar year ended December 31, 2010
Average Annual Total Returns REAL ESTATE FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
INVESTOR CLASS		28.92%	1.00%	9.93%		Sep. 21, 1995
INVESTOR CLASS After Taxes on Distributions		28.31%	(1.05%)	7.82%
INVESTOR CLASS After Taxes on Distributions and Sales		18.77%	(0.01%)	7.76%
INSTITUTIONAL CLASS		29.14%	1.20%	10.14%		Jun. 16, 1997
A CLASS	[1]	21.18%	(0.46%)	9.01%		Oct. 06, 1998
B CLASS		23.62%			(8.51%)	Sep. 28, 2007
C CLASS		27.58%			(7.37%)	Sep. 28, 2007
R CLASS		28.22%			(6.93%)	Sep. 28, 2007
MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)		28.48%	2.99%	10.57%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

SMALL CAP VALUE FUND
RISK/RETURN
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SMALL CAP VALUE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	none	none	none	1.00%	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SMALL CAP VALUE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Management Fee	1.23%	1.03%	1.23%	1.23%	1.23%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	0.17%	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.41%	1.21%	1.66%	2.41%	1.91%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example SMALL CAP VALUE FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	144	447	772	1,690
INSTITUTIONAL CLASS	124	385	666	1,465
A CLASS	734	1,069	1,426	2,426
C CLASS	245	753	1,286	2,742
R CLASS	194	601	1,032	2,230

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers look for equity securities of smaller companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in small cap companies. The portfolio managers consider small cap companies to include those with a market capitalization no larger than that of the largest company in the S&P Small Cap 600® Index or the Russell 2000® Index.

The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Principal Risks
•
Small Cap Stocks – The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•	Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•	Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.
•	IPO Risk – The fund’s performance may be affected by investments in initial public offerings.
•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Annual Total Returns

Highest Performance Quarter (2Q 2009): 22.79%
Lowest Performance Quarter (4Q 2008): -21.23%

As of June 30, 2011, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 1.81%.

Average Annual Total Returns For the calendar year ended December 31, 2010
Average Annual Total Returns SMALL CAP VALUE FUND		1 Year	5 Years	10 Years
INVESTOR CLASS		24.15%	6.97%	11.27%
INVESTOR CLASS After Taxes on Distributions		24.02%	5.22%	9.48%
INVESTOR CLASS After Taxes on Distributions and Sales		15.86%	5.29%	9.15%
INSTITUTIONAL CLASS		24.24%	7.18%	11.49%
A CLASS	[1]	16.49%	5.45%	10.34%
C CLASS	[2]	22.81%	5.88%	10.15%
R CLASS	[2]	23.38%	6.43%	10.71%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		24.50%	3.52%	8.42%
[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[2]	Historical performance for C and R Classes prior to their inception is based on the performance of Investor Class shares. C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

VALUE FUND
RISK/RETURN
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund's B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VALUE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	none	none	none	5.00%	1.00%	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VALUE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS
Management Fee	1.00%	0.80%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	0.81%	1.26%	2.01%	2.01%	1.51%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VALUE FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	103	322	559	1,236
INSTITUTIONAL CLASS	83	259	450	1,002
A CLASS	696	952	1,228	2,010
B CLASS	604	932	1,184	2,142
C CLASS	204	632	1,084	2,334
R CLASS	154	478	824	1,800

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
VALUE FUND B CLASS	204	632	1,084	2,142

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers look for companies of all sizes whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Principal Risks
•
Multi-Cap Investing — The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•	Foreign Securities — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.
•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Lipper Multi-Cap Value Index, which is an index of multi-cap value mutual funds and is included to show how the fund’s performance compares with other funds having similar investment objectives and strategies. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Annual Total Returns

Highest Performance Quarter (2Q 2003): 15.72%

Lowest Performance Quarter (4Q 2008): -16.86%

As of June 30, 2011, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 3.91%.

Average Annual Total Returns For the calendar year ended December 31, 2010
Average Annual Total Returns VALUE FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
INVESTOR CLASS		13.41%	2.21%	5.47%		Sep. 01, 1993
INVESTOR CLASS After Taxes on Distributions		13.06%	0.95%	3.97%
INVESTOR CLASS After Taxes on Distributions and Sales		9.14%	1.52%	4.17%
INSTITUTIONAL CLASS		13.63%	2.40%	5.67%		Jul. 31, 1997
A CLASS	[1]	6.52%	0.73%	4.57%		Oct. 02, 1996
B CLASS		8.17%	0.99%		6.53%	Jan. 31, 2003
C CLASS		12.27%	1.19%		3.78%	Jun. 04, 2001
R CLASS		12.85%	1.70%		1.82%	Jul. 29, 2005
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		16.23%	1.45%	3.63%
Lipper Multi-Cap Value Index (reflects no deduction for taxes)		14.54%	0.93%	3.56%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

GLOBAL REAL ESTATE FUND
RISK/RETURN
Investment Objective
The fund seeks high total investment return through a combination of capital appreciation and current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees GLOBAL REAL ESTATE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	none	none	none	1.00%	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GLOBAL REAL ESTATE FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Management Fee		1.20%	1.00%	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%
Other Expenses	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses		1.20%	1.00%	1.45%	2.20%	1.70%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GLOBAL REAL ESTATE FUND (USD $)	1 year	3 years
INVESTOR CLASS	123	382
INSTITUTIONAL CLASS	102	319
A CLASS	714	1,008
C CLASS	224	689
R CLASS	173	537

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its assets in equity securities issued by real estate investment trusts and companies engaged in the real estate industry. A company is considered a real estate company if, in the opinion of the portfolio manager, at least 50% of its revenues or 50% of the market value of its assets at the time the securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate. The portfolio manager looks for real estate securities he believes will provide superior returns to the fund, focusing on companies with the potential for stock price appreciation, plus sustainable growth of cash flow to investors. The portfolio manager uses the following investment techniques to construct the portfolio: 1) top down investment research, 2) property sector research that allows the manager to allocate assets among securities with exposure to different segments of the real estate market, 3) bottom up fundamental stock research, and 4) benchmark sensitive portfolio construction that reflects the securities that comprise, and the individual weights within, the MSCI AC World IMI Real Estate Index. Of these techniques, the portfolio manager places particular emphasis on property sector research. These techniques also help the portfolio manager sell the stocks of companies whose fundamentals are no longer attractively priced. Because the fund’s investment strategy is nondiversified and is concentrated in real estate securities, the fund may hold a relatively small number of security positions compared to other diversified funds that hold securities in a broader range of industries.

The fund invests primarily in companies located in developed countries world-wide (including the United States), but may also invest in emerging markets. Under normal market conditions, the fund will invest at least 40% (unless the portfolio manager deems market conditions unfavorable, in which case the fund would invest at least 30%) of its assets in securities of issuers located outside the United States. The fund will allocate its assets among at least three different countries (one of which may be the United States).

Principal Risks
•
Real Estate Investing ― An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk.

•
Nondiversification ― The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.

•
Concentration ― Because the fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a portfolio investing in a broader range of industries.

•	Foreign Securities ― The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.
•	Emerging Markets ― Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries.
•
Currency Risk ― Because the fund invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•	Market Risk ― The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility ― The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss ― At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit americancentury.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.